RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE – 16 RELATED PARTY BALANCES AND TRANSACTIONS

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.